CUSTOMER DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of customer deposits [abstract]
Disclosure of detailed information about deposits [Text Block]

Detail	December 31, 2021		December 31, 2020

Demand
Checking accounts	Ps.	59,225,849	Ps.	51,198,284
Savings accounts		89,097,128		76,551,465
Other funds on demand		617,201		532,660
		148,940,178		128,282,409

Term deposits
Fixed term deposit certificates (1)		85,530,244		83,559,188
Total deposits		234,470,422		211,841,597

Per currency
In Colombian Pesos		122,904,271		116,477,562
In foreign currency		111,566,151		95,364,035
Total per currency	Ps.	234,470,422	Ps.	211,841,597
(1)	The amount of term deposits due over 12 months as December 31, 2021 is Ps. 26,380,487 and December 31, 2020 is Ps. 28,164,514.

Disclosure of detailed information about the effective interest rates which are accrued on customer deposits [Text Block]

December 31, 2021
	Deposits
	In Colombian Pesos		In foreign currency
	Rate		Rate
	Minimum	Maximum	Minimum	Maximum
	%	%	%	%
Interest-bearing checking accounts	0.05%	3.69%	0.01%	5.50%
Saving accounts	0.01%	6.03%	0.01%	8.00%
Fixed term deposit certificates	0.05%	10.15%	0.01%	10.35%

December 31, 2020
	Deposits
	In Colombian Pesos		In foreign currency
	Rate		Rate
	Minimum	Maximum	Minimum	Maximum
	%	%	%	%
Interest-bearing checking accounts	0.07%	3.20%	0.03%	5.85%
Saving accounts	0.01%	5.07%	0.03%	8.00%
Fixed term deposit certificates	0.01%	10.30%	0.01%	10.35%

Disclosure of detailed information about concentration of deposits by economic sector [Text Block]

	December 31, 2021			December 31, 2020
	Amount		%	Amount		%
Individuals	Ps.	49,728,304	21.2%	Ps.	44,766,208	21.1%
Commerce		36,427,804	15.5%		29,901,422	14.1%
Financial		34,729,994	14.8%		39,703,773	18.7%
Services		26,808,490	11.4%		17,637,128	8.3%
Government and Colombian Government entities		19,302,161	8.2%		18,260,125	8.6%
Insurance		7,017,685	3.0%		2,769,410	1.3%
Manufacturing		5,761,688	2.5%		4,072,883	1.9%
Real Estate		4,410,650	1.9%		3,422,308	1.6%
Agriculture and livestock		2,588,497	1.1%		2,494,422	1.2%
Exploitation of mines and quarries		2,412,425	1.0%		755,267	0.4%
Transport		2,134,067	0.9%		1,036,546	0.5%
Telecommunications		2,126,723	0.9%		282,717	0.1%
Education		1,577,282	0.7%		1,586,080	0.7%
Foreign Governments		931,011	0.4%		1,087,077	0.5%
Artistic, entertainment and recreation activities		732,304	0.3%		313,444	0.1%
Colombian Municipalities		443,543	0.2%		532,739	0.3%
Tourism		558,777	0.2%		473,756	0.2%
Other		36,779,017	15.8%		42,746,292	20.4%
Total	Ps.	234,470,422	100%	Ps.	211,841,597	100%